Organization and Business Operations (Details) - USD ($)		1 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Aug. 13, 2021	Aug. 17, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Organization and Business Operations (Details) [Line Items]
Shares consummated (in Shares)	19,780,000
Shares issued price per unit (in Dollars per share)	$ 10			$ 9.2
Consummation initial public offering			$ 196,000,000		$ 200,000,000
Offering costs	$ 21,700,000
Deferred underwriting commission	7,000,000
Generating proceeds			$ 6,550,000		$ 6,550,000
Overfunded by sponsor	$ 200,000,000	$ 12,515
Closing of the initial public offering				15 months	15 months
Percentage of obligation to redeem public shares				100.00%	100.00%
Percentage of fair market value equal to at least of the net balance				80.00%	80.00%
Initially anticipated to public share (in Dollars per share)				$ 10	$ 10
Net tangible assets				$ 5,000,001	$ 5,000,001
Interest to pay dissolution expenses				$ 100,000	$ 100,000
Per share amount of public share (in Dollars per share)				$ 10	$ 10
Public per share of reductions (in Dollars per share)				$ 10	$ 10
Ordinary shares of the company in aggregate (in Shares)				3,705,743
Aggregate total subject shares (in Shares)				4,000,000
Maximum number of shares (in Shares)				10,000,000
Cash and working capital				$ 147,000	$ 1,400,000
Working capital				7,400,000	349,000
Consummation of the initial public offering				25,000	25,000
Loan proceeds from the sponsor				87,000	87,000
Converted at the lender’s option into warrants				$ 1,500,000	$ 1,500,000
Exercise price per share (in Dollars per share)	$ 11.5			$ 11.5	$ 9.2
Closing of initial public offering	$ 200,000,000
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Percentage of outstanding voting securities				50.00%	50.00%
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Shares consummated (in Shares)	20,000,000
Shares issued price per unit (in Dollars per share)	$ 10
Consummation initial public offering	$ 200,000,000
Private Placement [Member]
Organization and Business Operations (Details) [Line Items]
Shares issued price per unit (in Dollars per share)				$ 10	$ 10
Shares consummated (in Shares)				655,000	655,000
Generating proceeds				$ 6,600,000	$ 6,600,000
Exercise price per share (in Dollars per share)				$ 9.2	$ 9.2
Class A Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Shares issued price per unit (in Dollars per share)				0.0001	0.0001
Class A ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001